Accounts Payable and Accrued Expenses	9 Months Ended
Sep. 30, 2025
Accounts Payable and Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

9. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of September 30, 2025 and December 31, 2024 consisted of:

	September 30, 2025	December 31, 2024
	(Unaudited)
Research and development expenses payable	$858,965	$778,205
Professional fees payable	40,019	127,031
Others	12,496	13,375
	$911,480	$918,611